Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories

Note 13—Inventories

	2022	2021
	(EUR’000)
Inventories
Raw materials and consumables	9,616	2,248
Work in progress	112,885	68,865
Finished goods	8,172	4,292
Total inventories	130,673	75,405

Due to production lead time, work in progress includes inventories that are not sellable before more than twelve months after the reporting date.